Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Document Information [Line Items]
Trade receivables	$ 1,146	$ 1,170
Provision for expected credit losses	(39)	(34)
Derivatives due within one year	43	17
Other(1)	205	33
Accounts receivable	1,355	1,186
Within 1 year
Document Information [Line Items]
Receivables and payables related to insurance contracts	$ 143	$ 0